September 15, 2008

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Form N-14 for the Calvert Income Portfolio, a series of Calvert Variable Series, Inc. (File No. 333-_________)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of the Registrant is Form N-14 for the Calvert Income Portfolio, a series of Calvert Variable Series, Inc., pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the "1933 Act").

The purpose of the prospectus/proxy statement is to obtain shareholder approval to reorganize the assets of the Summit Bond Portfolio, a series of Summit Mutual Funds, Inc., into the Calvert Income Portfolio.

It is proposed that this filing will become effective on October 15, 2008 pursuant to Rule 488 under the 1933 Act.

Please feel free to contact me at 301-951-4890 with any questions about this filing.

Very truly yours,

/s/ Jane B. Maxwell

Jane B. Maxwell
Assistant General Counsel

cc:        Sally Samuel, Esq., Division of Investment Management